Line of Credit and Notes Payable - Simple Agreement for Future Equity (Details) - USD ($)		9 Months Ended
	Jun. 24, 2024	Sep. 30, 2024	Dec. 31, 2023	Aug. 01, 2023
Line of Credit and Notes Payable
Purchase Amount			$ 135,000	$ 135,000
Shares issued to VSee debt holders for debt conversion		$ 1,310,710
Gain (loss) on debt conversion	$ 20,565
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Line of Credit and Notes Payable
Shares issued in debt settlement or conversion	$ 135,000
Shares issued in debt settlement or conversion (shares)	12,846
Share price per share	$ 12.11
Shares issued to VSee debt holders for debt conversion	$ 155,565